EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Equity
Schedule of issued capital

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Preferred shares authorized: June 30, 2024: 10,000,000, (December 31, 2023: 10,000,000) preferred shares, no par value

Preferred shares issued and fully issued paid: June 30, 2024: Nil, (December 31, 2023: Nil) preferred shares, no par value	—	—	—

Common shares authorized: June 30, 2024: 200,000,000, (December 31, 2023: 200,000,000) common shares, no par value

Common shares issued and fully paid:
June 30, 2024: 9,865,767*, (December 31, 2023: 8,377,897) common shares, no par value	450,782	450,782	62,029

Schedule of issued capital shares combination

	Number of shares	Share capital
		CNY	US$

As of January 1, 2023	40,948,082	450,782	62,029

Effect of Five-to-One Share Combination	(32,750,185)	—	—

Equity-settled share-based payments	180,000	—	—

As of December 31, 2023 and January 1, 2024	8,377,897	450,782	62,029

Common shares issued through private placement*	1,487,870	—	—

As of June 30, 2024	9,865,767	450,782	62,029

* On February 16, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to issue and sell, (i) in a registered direct offering, up to an aggregate of 1,487,870 of common shares with no par value of the Company at a per share purchase price of US$2.20 (the “Registered Offering”), and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,115,903 common shares of the Company at an exercise price of $3.00 per share. The registered Offering was closed on February 21, 2024.